Related Parties And Related Party Transactions - Summary of Related Party Transactions (Detail) - Ping An Insurance Company of ChinaLtd - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Technology platform based income	¥ 1,529,485	¥ 1,414,885	¥ 635,143
Other income	1,053,718	3,538,974	1,234,616
Investment income	338,252	594,446	261,148
Finance costs-Interest income	281,130	247,238	147,638
Finance costs-Interest expense	25,435	6,151	67,468
Sales and marketing expenses general and administrative expenses operation and servicing expenses and technology and analytics expenses from related parties	2,919,391	3,294,358	3,090,052
Other gains/(losses) – net	¥ 350,329	¥ (211,674)	¥ (499,543)